Capital transactions	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Capital transactions

Note 13 — Capital transactions

(a)	Share Exchange

As further described in note 1, pursuant to the closing of the Share Exchange Agreement on August 31, 2019, the Company issued 161,500,000 shares of its common stock in exchange for 100% of the equity interest of China Bio.

(b)	Private Placement

On December 13, 2019, the Company closed on the sale of 1,450,000 Ordinary Shares, at a purchase price of $0.10 per Share, pursuant to a private securities offering.